Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 4,089		$ 1,375
Short-term investments	88		5
Accounts receivable, net	8,729		6,479
Inventories	11,045		11,032
Deferred income taxes	902		693
Other current assets	472		577
Total current assets	25,325		20,161
Property and equipment, net	8,615		8,632
Goodwill	26,542		26,395
Intangible assets, net	9,529		9,753
Other assets	1,515		1,280
Total assets	71,526		66,221
Liabilities:
Accounts payable	5,548		5,070
Claims and discounts payable	4,548		3,974
Accrued expenses	4,768		4,411
Short-term debt	0		690
Current portion of long-term debt	561		5
Total current liabilities	15,425		14,150
Long-term debt	12,841		9,133
Deferred income taxes	3,901		3,784
Other long-term liabilities	1,421		1,501
Commitments and contingencies (Note 12)	0		0
Shareholders’ equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,680 shares issued and 1,180 shares outstanding at December 31, 2013 and 1,667 shares issued and 1,231 shares outstanding at December 31, 2012	17		17
Treasury stock, at cost: 500 shares at December 31, 2013 and 435 shares at December 31, 2012	(20,169)		(16,270)
Shares held in trust: 1 share at December 31, 2013 and 2012	(31)		(31)
Capital surplus	29,777		29,120
Retained earnings	28,493		24,998
Accumulated other comprehensive loss	(149)	[1]	(181)	[1]
Total shareholders’ equity	37,938		37,653
Total liabilities and shareholders’ equity	$ 71,526		$ 66,221

[1]	All amounts are net of tax.